Quarterly Holdings Report
for
Fidelity® MSCI Health Care Index ETF
October 31, 2020
T05-QTLY-1220
1.9584811.106

Schedule of Investments October 31, 2020 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.9%
	Shares	Value
BIOTECHNOLOGY – 18.7%
Biotechnology – 18.7%
AbbVie, Inc.	776,393	$ 66,071,044
ACADIA Pharmaceuticals, Inc. (a)	51,613	2,397,424
Acceleron Pharma, Inc. (a)	20,098	2,101,849
Adverum Biotechnologies, Inc. (a)	28,076	306,309
Agenus, Inc. (a)	55,751	205,721
Agios Pharmaceuticals, Inc. (a)	27,480	1,101,124
Akebia Therapeutics, Inc. (a)	58,756	130,438
Akero Therapeutics, Inc. (a)	6,653	176,637
Alder Biopharmaceuticals, Inc. (a)(b)	22,547	19,841
Alector, Inc. (a)	19,127	179,985
Alexion Pharmaceuticals, Inc. (a)	97,098	11,179,864
Alkermes PLC (a)	69,287	1,125,914
Allakos, Inc. (a)	10,853	1,032,446
Allogene Therapeutics, Inc. (a)	24,700	837,824
Alnylam Pharmaceuticals, Inc. (a)	50,423	6,200,516
Amgen, Inc.	258,585	56,097,430
Amicus Therapeutics, Inc. (a)	101,540	1,810,458
AnaptysBio, Inc. (a)	10,574	311,510
Anika Therapeutics, Inc. (a)	6,559	213,955
Apellis Pharmaceuticals, Inc. (a)	26,506	845,541
Applied Therapeutics, Inc. (a)	5,799	94,350
Aprea Therapeutics, Inc. (a)	4,166	90,860
Arcturus Therapeutics Holdings, Inc. (a)	8,365	452,379
Arcus Biosciences, Inc. (a)	16,220	353,596
Arcutis Biotherapeutics, Inc. (a)	5,064	90,240
Ardelyx, Inc. (a)	24,874	127,106
Arena Pharmaceuticals, Inc. (a)	24,436	2,094,654
Arrowhead Pharmaceuticals, Inc. (a)	42,409	2,430,036
Assembly Biosciences, Inc. (a)	13,420	197,811
Atara Biotherapeutics, Inc. (a)	29,880	385,751
Athenex, Inc. (a)	24,066	274,352
Athersys, Inc. (a)	82,172	143,801
Atreca, Inc. Class A (a)	11,487	153,466
Avrobio, Inc. (a)	11,998	171,331
Beam Therapeutics, Inc. (a)	5,523	188,721
BioCryst Pharmaceuticals, Inc. (a)	75,890	289,900
Biogen, Inc. (a)	71,735	18,082,241
Biohaven Pharmaceutical Holding Co. Ltd. (a)	21,869	1,693,973
BioMarin Pharmaceutical, Inc. (a)	79,440	5,912,719
BioSpecifics Technologies Corp. (a)	2,580	227,298
Bioxcel Therapeutics, Inc. (a)	6,346	289,949
Black Diamond Therapeutics, Inc. (a)	3,952	124,528
Bluebird Bio, Inc. (a)	28,423	1,469,753
Blueprint Medicines Corp. (a)	22,629	2,314,494
Calithera Biosciences, Inc. (a)	20,878	73,908
CareDx, Inc. (a)	18,214	893,397
Catalyst Pharmaceuticals, Inc. (a)	40,396	119,976
CEL-SCI Corp. (a)	15,644	188,197

	Shares	Value

ChemoCentryx, Inc. (a)	18,960	$ 910,080
Clovis Oncology, Inc. (a)	36,752	181,187
Coherus Biosciences, Inc. (a)	24,640	410,749
Constellation Pharmaceuticals, Inc. (a)	11,388	223,433
Corbus Pharmaceuticals Holdings, Inc. (a)	28,722	26,990
Cortexyme, Inc. (a)	6,470	309,719
Crinetics Pharmaceuticals, Inc. (a)	7,002	84,584
CRISPR Therapeutics AG (a)	22,648	2,079,539
Cue Biopharma, Inc. (a)	9,365	104,326
Cytokinetics, Inc. (a)	26,147	401,879
CytomX Therapeutics, Inc. (a)	17,961	118,902
Deciphera Pharmaceuticals, Inc. (a)	16,139	937,192
Denali Therapeutics, Inc. (a)	34,744	1,486,348
Dicerna Pharmaceuticals, Inc. (a)	27,541	578,086
Dynavax Technologies Corp. (a)	41,978	156,578
Eagle Pharmaceuticals, Inc. (a)	5,278	245,533
Editas Medicine, Inc. (a)	26,656	824,737
Eidos Therapeutics, Inc. (a)	4,224	299,566
Emergent BioSolutions, Inc. (a)	19,534	1,757,474
Enanta Pharmaceuticals, Inc. (a)	7,433	324,302
Epizyme, Inc. (a)	30,976	382,863
Esperion Therapeutics, Inc. (a)	11,771	352,777
Exact Sciences Corp. (a)	69,514	8,607,919
Exelixis, Inc. (a)	135,079	2,766,418
Fate Therapeutics, Inc. (a)	27,403	1,216,693
FibroGen, Inc. (a)	35,234	1,352,281
Flexion Therapeutics, Inc. (a)	18,749	224,800
G1 Therapeutics, Inc. (a)	12,117	133,166
Geron Corp. (a)	134,876	234,684
Gilead Sciences, Inc.	551,404	32,064,143
Global Blood Therapeutics, Inc. (a)	24,034	1,270,918
Gossamer Bio, Inc. (a)	23,215	192,684
Halozyme Therapeutics, Inc. (a)	56,492	1,581,776
Heron Therapeutics, Inc. (a)	37,557	612,555
Homology Medicines, Inc. (a)	10,632	112,380
IGM Biosciences, Inc. (a)	3,187	168,242
ImmunoGen, Inc. (a)	75,835	427,709
Immunovant, Inc. (a)	14,328	624,987
Incyte Corp. (a)	81,172	7,032,742
Inovio Pharmaceuticals, Inc. (a)	69,221	681,827
Insmed, Inc. (a)	44,492	1,465,566
Intellia Therapeutics, Inc. (a)	19,914	476,741
Intercept Pharmaceuticals, Inc. (a)	11,394	316,639
Invitae Corp. (a)	55,179	2,163,569
Ionis Pharmaceuticals, Inc. (a)	58,267	2,735,636
Iovance Biotherapeutics, Inc. (a)	47,051	1,678,780
Ironwood Pharmaceuticals, Inc. (a)	65,996	652,040
Kadmon Holdings, Inc. (a)	52,704	179,194
Karuna Therapeutics, Inc. (a)	5,184	420,889
Karyopharm Therapeutics, Inc. (a)	22,409	332,101

2

Common Stocks – continued
	Shares	Value
BIOTECHNOLOGY – continued
Biotechnology – continued
Kiniksa Pharmaceuticals Ltd. Class A (a)	10,283	$ 161,032
Kodiak Sciences, Inc. (a)	9,746	885,034
Krystal Biotech, Inc. (a)	5,590	240,314
Kura Oncology, Inc. (a)	21,682	677,562
Ligand Pharmaceuticals, Inc. (a)	7,190	592,815
MacroGenics, Inc. (a)	20,694	401,671
Madrigal Pharmaceuticals, Inc. (a)	4,413	561,554
MeiraGTx Holdings PLC (a)	6,939	88,680
Mersana Therapeutics, Inc. (a)	21,986	396,188
Merus N.V. (a)	7,025	85,564
Mirati Therapeutics, Inc. (a)	12,521	2,718,810
Moderna, Inc. (a)	119,758	8,080,072
Molecular Templates, Inc. (a)	9,026	79,790
Myovant Sciences Ltd. (a)	15,772	217,654
Myriad Genetics, Inc. (a)	32,885	408,761
Natera, Inc. (a)	29,424	1,979,058
Neoleukin Therapeutics, Inc. (a)	11,830	124,097
Neurocrine Biosciences, Inc. (a)	38,846	3,832,935
NextCure, Inc. (a)	5,454	52,686
Novavax, Inc. (a)	25,378	2,048,258
Opko Health, Inc. (a)	190,023	668,881
Passage Bio, Inc. (a)	6,056	101,801
PDL BioPharma, Inc. (a)	46,464	99,898
Preciden, Inc. (a)	32,126	137,821
Precision BioSciences, Inc. (a)	15,827	99,868
Prothena Corp. PLC (a)	11,375	124,101
PTC Therapeutics, Inc. (a)	24,890	1,299,009
Puma Biotechnology, Inc. (a)	14,576	122,001
Radius Health, Inc. (a)	20,391	273,443
Regeneron Pharmaceuticals, Inc. (a)	44,339	24,100,907
REGENXBIO, Inc. (a)	13,854	398,441
Replimune Group, Inc. (a)	9,869	412,623
Retrophin, Inc. (a)	18,460	373,630
REVOLUTION Medicines, Inc. (a)	7,114	214,772
Rhythm Pharmaceuticals, Inc. (a)	10,600	224,402
Rigel Pharmaceuticals, Inc. (a)	76,860	190,613
Rocket Pharmaceuticals, Inc. (a)	13,233	369,730
Rubius Therapeutics, Inc. (a)	13,989	59,173
Sage Therapeutics, Inc. (a)	22,821	1,674,605
Sangamo Therapeutics, Inc. (a)	51,848	536,108
Sarepta Therapeutics, Inc. (a)	32,515	4,419,114
Scholar Rock Holding Corp. (a)	9,192	357,569
Seagen, Inc. (a)	53,290	8,888,772
Sorrento Therapeutics, Inc. (a)	57,519	399,182
Spectrum Pharmaceuticals, Inc. (a)	60,475	207,429
SpringWorks Therapeutics, Inc. (a)	8,419	488,218
Stoke Therapeutics, Inc. (a)	4,133	158,666
TG Therapeutics, Inc. (a)	43,262	1,093,231
Translate Bio, Inc. (a)	18,020	231,197

	Shares	Value

Turning Point Therapeutics, Inc. (a)	17,445	$ 1,608,255
Twist Bioscience Corp. (a)	12,515	959,150
Ultragenyx Pharmaceutical, Inc. (a)	25,067	2,519,233
uniQure N.V. (a)	14,895	602,205
United Therapeutics Corp. (a)	19,347	2,596,948
Vanda Pharmaceuticals, Inc. (a)	23,569	251,953
Veracyte, Inc. (a)	24,762	858,251
Verastem, Inc. (a)	48,811	58,573
Vericel Corp. (a)	18,339	339,822
Vertex Pharmaceuticals, Inc. (a)	113,974	23,747,623
Viking Therapeutics, Inc. (a)	29,312	165,027
Voyager Therapeutics, Inc. (a)	10,445	111,030
XBiotech, Inc. (a)	6,208	106,219
Xencor, Inc. (a)	22,423	860,595
Xenon Pharmaceuticals, Inc. (a)	12,301	119,566
Y-mAbs Therapeutics, Inc. (a)	8,597	367,436
ZIOPHARM Oncology, Inc. (a)	92,903	194,167
Zymeworks, Inc. (a)	15,036	588,208
TOTAL BIOTECHNOLOGY		380,610,541
HEALTH CARE EQUIPMENT & SUPPLIES – 26.8%
Health Care Equipment – 24.3%
Abbott Laboratories	777,558	81,729,121
ABIOMED, Inc. (a)	19,791	4,984,957
Accelerate Diagnostics, Inc. (a)	13,402	126,247
AngioDynamics, Inc. (a)	16,029	165,740
AtriCure, Inc. (a)	19,251	665,315
AxoGen, Inc. (a)	15,282	192,706
Axonics Modulation Technologies, Inc. (a)	9,465	443,814
Baxter International, Inc.	223,677	17,350,625
Becton Dickinson and Co.	127,383	29,442,033
Boston Scientific Corp. (a)	628,049	21,523,239
Cantel Medical Corp.	16,568	792,613
Cardiovascular Systems, Inc. (a)	17,062	608,260
Co-Diagnostics, Inc. (a)	10,864	145,686
CONMED Corp.	12,516	975,872
CryoLife, Inc. (a)	16,911	283,428
CryoPort, Inc. (a)	16,683	669,656
Danaher Corp.	280,280	64,335,471
DexCom, Inc. (a)	40,593	12,972,711
Edwards Lifesciences Corp. (a)	272,395	19,527,998
Envista Holdings Corp. (a)	69,916	1,847,181
GenMark Diagnostics, Inc. (a)	27,532	336,441
Glaukos Corp. (a)	17,612	984,863
Globus Medical, Inc. Class A (a)	32,802	1,709,640
Heska Corp. (a)	3,908	458,526
Hill-Rom Holdings, Inc.	29,324	2,670,537
Hologic, Inc. (a)	113,499	7,811,001
IDEXX Laboratories, Inc. (a)	37,335	15,860,655
Inogen, Inc. (a)	8,238	240,632
Insulet Corp. (a)	28,746	6,388,798
3

Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES – continued
Health Care Equipment – continued
Integer Holdings Corp. (a)	14,404	$ 841,914
Integra LifeSciences Holdings Corp. (a)	31,525	1,390,252
Intuitive Surgical, Inc. (a)	51,263	34,196,522
iRhythm Technologies, Inc. (a)	11,935	2,523,656
LeMaitre Vascular, Inc.	7,739	251,363
LivaNova PLC (a)	21,259	1,070,178
Masimo Corp. (a)	22,579	5,053,632
Medtronic PLC	589,516	59,287,624
Mesa Laboratories, Inc.	2,082	544,256
Natus Medical, Inc. (a)	15,000	273,150
Nevro Corp. (a)	14,145	2,110,575
Novocure Ltd. (a)	37,468	4,574,843
NuVasive, Inc. (a)	22,665	1,007,006
Orthofix Medical, Inc. (a)	8,342	260,771
Penumbra, Inc. (a)	14,994	3,913,884
Repro-Med Systems, Inc. (a)	11,350	62,652
ResMed, Inc.	63,610	12,209,303
Shockwave Medical, Inc. (a)	11,341	774,817
Steris PLC	37,358	6,619,464
Stryker Corp.	148,510	30,000,505
Surmodics, Inc. (a)	5,893	216,568
Tactile Systems Technology, Inc. (a)	8,419	307,967
Tandem Diabetes Care, Inc. (a)	25,103	2,736,227
Teleflex, Inc.	20,437	6,503,666
Vapotherm, Inc. (a)	6,018	180,239
Varex Imaging Corp. (a)	16,798	225,093
Varian Medical Systems, Inc. (a)	39,912	6,896,794
ViewRay, Inc. (a)	44,822	133,121
Wright Medical Group N.V. (a)	56,535	1,729,406
Zimmer Biomet Holdings, Inc.	90,918	12,010,268
Zynex, Inc. (a)	8,022	102,762
		493,252,244
Health Care Supplies – 2.5%
Align Technology, Inc. (a)	32,892	14,014,623
Antares Pharma, Inc. (a)	67,105	183,197
Atrion Corp.	652	391,950
Avanos Medical, Inc. (a)	21,185	748,890
Cerus Corp. (a)	70,657	370,949
DENTSPLY SIRONA, Inc.	96,389	4,548,597
Haemonetics Corp. (a)	22,092	2,233,280
ICU Medical, Inc. (a)	8,737	1,553,351
Lantheus Holdings, Inc. (a)	27,500	298,650
Meridian Bioscience, Inc. (a)	18,365	314,960
Merit Medical Systems, Inc. (a)	21,809	1,091,540
Neogen Corp. (a)	23,145	1,614,132
OraSure Technologies, Inc. (a)	30,521	455,984
OrthoPediatrics Corp. (a)	5,322	237,361
Quidel Corp. (a)	16,600	4,453,614
Quotient Ltd. (a)	34,307	161,929
SI-BONE, Inc. (a)	11,851	248,515

	Shares	Value

Silk Road Medical, Inc. (a)	11,813	$ 715,868
SmileDirectClub, Inc. (a)	26,832	238,805
STAAR Surgical Co. (a)	14,867	1,077,858
The Cooper Cos., Inc.	23,470	7,488,104
West Pharmaceutical Services, Inc.	32,378	8,809,082
		51,251,239
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		544,503,483
HEALTH CARE PROVIDERS & SERVICES – 17.7%
Health Care Distributors – 1.5%
AmerisourceBergen Corp.	67,014	6,438,035
Cardinal Health, Inc.	128,170	5,868,904
Covetrus, Inc. (a)	44,544	1,099,791
Henry Schein, Inc. (a)	62,654	3,983,541
McKesson Corp.	71,179	10,498,191
Owens & Minor, Inc.	31,513	791,607
Patterson Cos., Inc.	38,093	947,564
PetIQ, Inc. (a)	8,950	255,612
		29,883,245
Health Care Facilities – 1.4%
Acadia Healthcare Co., Inc. (a)	34,999	1,247,714
Brookdale Senior Living, Inc. (a)	76,489	224,878
Community Health Systems, Inc. (a)	41,237	257,319
Encompass Health Corp.	43,742	2,681,822
Hanger, Inc. (a)	16,406	286,613
HCA Healthcare, Inc.	118,730	14,715,396
National HealthCare Corp.	5,294	335,110
Select Medical Holdings Corp. (a)	47,176	989,752
Surgery Partners, Inc. (a)	9,845	214,818
Tenet Healthcare Corp. (a)	38,923	955,170
The Ensign Group, Inc.	22,330	1,313,897
The Pennant Group, Inc. (a)	11,853	493,796
Universal Health Services, Inc. Class B	34,201	3,746,720
US Physical Therapy, Inc.	5,608	444,883
		27,907,888
Health Care Services – 4.8%
1Life Healthcare, Inc. (a)	11,090	312,849
Addus HomeCare Corp. (a)	6,489	633,132
Amedisys, Inc. (a)	14,276	3,697,484
AMN Healthcare Services, Inc. (a)	20,578	1,343,332
Apollo Medical Holdings, Inc. (a)	12,755	220,151
BioTelemetry, Inc. (a)	15,052	640,914
Castle Biosciences, Inc. (a)	5,037	233,868
Chemed Corp.	6,974	3,335,804
Cigna Corp.	162,198	27,082,200
CorVel Corp. (a)	4,451	406,020
CVS Health Corp.	574,577	32,228,024
DaVita, Inc. (a)	35,122	3,029,273
Guardant Health, Inc. (a)	25,033	2,670,020
Laboratory Corp. of America Holdings (a)	42,764	8,542,964
LHC Group, Inc. (a)	13,153	2,848,282

4

Common Stocks – continued
	Shares	Value
HEALTH CARE PROVIDERS & SERVICES – continued
Health Care Services – continued
MEDNAX, Inc. (a)	37,191	$ 474,185
National Research Corp.	6,033	312,509
Ontrak, Inc. (a)	2,947	180,474
Option Care Health, Inc. (a)	15,565	207,482
Premier, Inc. Class A	31,206	1,021,372
Quest Diagnostics, Inc.	58,755	7,176,336
R1 RCM, Inc. (a)	43,572	780,810
RadNet, Inc. (a)	18,987	275,501
The Providence Service Corp. (a)	5,386	633,124
Tivity Health, Inc. (a)	14,885	204,669
		98,490,779
Managed Health Care – 10.0%
Anthem, Inc.	110,826	30,233,333
Centene Corp. (a)	254,577	15,045,501
HealthEquity, Inc. (a)	31,519	1,622,913
Humana, Inc.	58,115	23,204,157
Magellan Health, Inc. (a)	9,933	717,858
Molina Healthcare, Inc. (a)	26,023	4,852,509
Progyny, Inc. (a)	7,454	181,654
Triple-S Management Corp. Class B (a)	10,019	185,552
UnitedHealth Group, Inc.	416,893	127,210,730
		203,254,207
TOTAL HEALTH CARE PROVIDERS & SERVICES		359,536,119
HEALTH CARE TECHNOLOGY – 2.2%
Health Care Technology – 2.2%
Allscripts Healthcare Solutions, Inc. (a)	71,030	715,982
Cerner Corp.	133,869	9,382,878
Change Healthcare, Inc. (a)	99,275	1,404,741
Computer Programs & Systems, Inc.	6,056	168,902
Evolent Health, Inc. Class A (a)	33,243	330,435
Health Catalyst, Inc. (a)	6,544	225,637
HealthStream, Inc. (a)	11,837	216,617
HMS Holdings Corp. (a)	38,696	1,030,088
Inovalon Holdings, Inc. Class A (a)	32,153	610,586
Inspire Medical Systems, Inc. (a)	10,509	1,255,090
Livongo Health, Inc. (a)	17,227	2,198,757
NextGen Healthcare, Inc. (a)	23,012	312,963
Omnicell, Inc. (a)	18,741	1,622,034
Phreesia, Inc. (a)	13,100	484,307
Schrodinger, Inc. (a)	5,509	268,729
Simulations Plus, Inc.	6,820	442,072
Tabula Rasa HealthCare, Inc. (a)	9,404	324,814
Teladoc Health, Inc. (a)	40,074	7,872,938
Veeva Systems, Inc. Class A (a)	59,276	16,007,484
Vocera Communications, Inc. (a)	14,278	468,033
TOTAL HEALTH CARE TECHNOLOGY		45,343,087

	Shares	Value
LIFE SCIENCES TOOLS & SERVICES – 9.2%
Life Sciences Tools & Services – 9.2%
Adaptive Biotechnologies Corp. (a)	33,371	$ 1,537,736
Agilent Technologies, Inc.	136,118	13,896,287
Avantor, Inc. (a)	202,375	4,709,266
Bio-Rad Laboratories, Inc. Class A (a)	9,717	5,698,243
Bio-Techne Corp.	16,843	4,251,342
Bruker Corp.	47,407	2,016,694
Charles River Laboratories International, Inc. (a)	21,785	4,960,444
Codexis, Inc. (a)	24,492	325,988
Illumina, Inc. (a)	64,619	18,913,981
IQVIA Holdings, Inc. (a)	83,946	12,926,845
Luminex Corp.	18,802	414,396
Medpace Holdings, Inc. (a)	12,397	1,375,323
Mettler-Toledo International, Inc. (a)	10,514	10,492,026
NanoString Technologies, Inc. (a)	18,900	692,685
NeoGenomics, Inc. (a)	45,639	1,790,418
Pacific Biosciences of California, Inc. (a)	73,141	958,878
PerkinElmer, Inc.	49,005	6,348,598
PRA Health Sciences, Inc. (a)	27,904	2,718,966
Quanterix Corp. (a)	8,617	315,468
Repligen Corp. (a)	21,847	3,639,055
Syneos Health, Inc. (a)	27,475	1,458,373
Thermo Fisher Scientific, Inc.	173,615	82,140,729
Waters Corp. (a)	27,240	6,069,617
TOTAL LIFE SCIENCES TOOLS & SERVICES		187,651,358
PHARMACEUTICALS – 25.3%
Pharmaceuticals – 25.3%
Aerie Pharmaceuticals, Inc. (a)	17,331	183,882
AMAG Pharmaceuticals, Inc. (a)	13,542	185,796
Amneal Pharmaceuticals, Inc. (a)	41,025	170,664
Amphastar Pharmaceuticals, Inc. (a)	16,755	328,230
ANI Pharmaceuticals, Inc. (a)	4,134	105,376
Arvinas Holding Co. LLC (a)	8,605	179,931
Axsome Therapeutics, Inc. (a)	12,160	806,330
BioDelivery Sciences International, Inc. (a)	35,587	112,455
Bristol-Myers Squibb Co.	994,644	58,136,942
Cara Therapeutics, Inc. (a)	19,181	254,340
Catalent, Inc. (a)	68,044	5,972,222
Collegium Pharmaceutical, Inc. (a)	13,258	236,390
Corcept Therapeutics, Inc. (a)	47,807	802,201
Durect Corp. (a)	86,206	155,602
Elanco Animal Health, Inc. (a)	175,514	5,442,689
Eli Lilly & Co.	378,630	49,396,070
Endo International PLC (a)	99,615	455,241
Horizon Therapeutics PLC (a)	79,625	5,966,301
Innoviva, Inc. (a)	28,905	312,463
Intersect ENT, Inc. (a)	12,459	193,114
5

Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
PHARMACEUTICALS – continued
Pharmaceuticals – continued
Intra-Cellular Therapies, Inc. (a)	31,115	$ 767,607
Jazz Pharmaceuticals PLC (a)	24,365	3,510,996
Johnson & Johnson	1,158,128	158,790,930
Kala Pharmaceuticals, Inc. (a)	14,396	95,014
Lannett Co., Inc. (a)	14,618	93,994
Merck & Co., Inc.	1,109,557	83,449,782
Mylan N.V. (a)	226,833	3,298,152
MyoKardia, Inc. (a)	22,029	4,924,142
Nektar Therapeutics (a)	78,451	1,242,664
Odonate Therapeutics, Inc. (a)	8,253	118,926
Omeros Corp. (a)	23,950	242,853
Pacira BioSciences, Inc. (a)	17,536	917,133
Perrigo Co. PLC	59,825	2,624,523
Pfizer, Inc.	2,441,821	86,635,809
Phathom Pharmaceuticals, Inc. (a)	3,188	125,480
Phibro Animal Health Corp. Class A	9,073	149,160
Prestige Consumer Healthcare, Inc. (a)	22,077	729,203
Provention Bio, Inc. (a)	16,874	200,126
Reata Pharmaceuticals, Inc. Class A (a)	10,602	1,237,359
Relmada Therapeutics, Inc. (a)	5,270	163,001
Revance Therapeutics, Inc. (a)	22,496	582,196
SIGA Technologies, Inc. (a)	23,213	148,331
Supernus Pharmaceuticals, Inc. (a)	23,105	424,208
TherapeuticsMD, Inc. (a)	105,126	128,254
Theravance Biopharma, Inc. (a)	19,163	362,372
Tilray, Inc. Class 2 (a)	20,943	119,584
Tricida, Inc. (a)	13,070	73,584

	Shares	Value

WaVe Life Sciences Ltd. (a)	12,797	$ 90,475
Zoetis, Inc.	208,777	33,101,593
Zogenix, Inc. (a)	22,787	485,819
TOTAL PHARMACEUTICALS		514,229,509
TOTAL COMMON STOCKS (Cost $1,777,408,030)		2,031,874,097
Money Market Fund – 0.1%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.01% (c) (Cost $2,184,000)	2,184,000	2,184,000
TOTAL INVESTMENT IN SECURITIES – 100.0% (Cost $1,779,592,030)		2,034,058,097
NET OTHER ASSETS (LIABILITIES) (d) – (0.0%)		(456,269)
NET ASSETS – 100.0%		$ 2,033,601,828

Legend
(a)	Non-income producing.
(b)	Level 3 security.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	Includes $113,000 of cash collateral to cover margin requirements for futures contracts.

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts	1	December 2020	$ 76,840	$ (4,561)	$ (4,561)
CME E-mini S&P Health Care Select Sector Index Contracts	15	December 2020	1,535,700	(88,370)	(88,370)
Total Equity Index Contracts					$ (92,931)
The notional amount of futures purchased as a percentage of Net Assets is 0.1%
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar
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investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds (Underlying Funds) are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated underlying fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.
For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
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The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and semiannual report.
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